Provision for Income Taxes - Schedule of Income Tax Expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expenses [Line Items]
Current tax expenses	€ (41,137)	€ 41,085
Income tax expenses total	€ (41,137)	€ 41,085